Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

December 22, 2016

Lisa Larkin

Senior Counsel

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”) on behalf of

Eaton Vance Greater China Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Worldwide Health Sciences Fund (the “Funds”)

Post-Effective Amendment No. 193 (1933 Act File No. 002-22019)

Amendment No. 166 (1940 Act File No. 811-01241) (the “Amendment”)

Dear Ms. Larkin:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the Funds, as well as exhibits.  Eaton Vance Worldwide Health Sciences Fund (“WWHS Fund”) is a “feeder” fund that currently invests in a corresponding investment portfolio, the “master” fund.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The prospectus and SAI for Worldwide Health Sciences Fund have been marked to show changes from the applicable documents contained in Post-Effective Amendment No. 190 filed with the Securities and Exchange Commission (“SEC”) on November 2, 2016 (Accession No. 0000940394-16-003190) under Rule 485(a) (“PEA No. 190”).  The prospectuses and SAIs of all other Funds stated above have been marked to show changes from the Funds’ prospectuses and SAIs contained in the Registrant’s Post-Effective Amendment No. 183  filed with the SEC on December 23, 2015 (Accession No. 0000940394-15-001593) under Rule 485(b).

The Amendment is being filed for the purpose of responding to comments with respect to PEA No. 190 on behalf of WWHS Fund provided by you to Jeanmarie Lee via telephone on December 15, 2016, and bringing the Funds’ financial statements and other information up to date, and in conjunction therewith contains other non-material changes.  The comments and responses to PEA No. 190 are as follows:

SUMMARY PROSPECTUS

Comment 1:

In Footnote 2 of the Fees and Expenses of WWHS Fund table, please follow the disclosure as provided in the instructions of Item 3 of Form N1-A.

Response 1:

The requested disclosures have been added.

Securities and Exchange Commission

December 22, 2016

Comment 2:

Explain in correspondence the meaning of the term “distribution” as included in the following sentence: “The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”).”

Response 2:

The term “distribution” in the above-noted sentence refers to companies involved in the distribution of health care related products and services, such as drug distributors, pharmacy benefit managers and inventory managers which facilitate the access of health sciences companies.

Comment 3:

Explain in correspondence the meaning of the term “diagnostics” as included in the following sentence: “The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”).”

Response 3:

The term “diagnostics” in the above-noted sentence refers to companies involved in health care related diagnostic equipment, such as medical/disease testing equipment, supplies or machinery.

Comment 4:

Explain in correspondence the meaning of “located” as included in the following sentence: “The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in at least three different countries” as it relates to Rule 35d-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Response 4:

The term “located” in the above-noted sentence means that the issuer is tied economically to such country. Disclosure has been included under the “Principal Investment Strategies”.

Comment 5:

Explain in correspondence the basis for the term “medical research and the healthcare industry” as included in the following sentence: “The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry.”

Response 5:

WWHS Fund’s concentration policy was established prior to the development of the Global Industry Classification Standard (GICS) in 1999.  Registrant believes the equivalent GICs classifications would currently be pharmaceutical, biotechnology and life sciences and equipment and services, respectively.  The disclosure has been revised to include references to the current applicable GICs classification.

Comment 6:

Include in the Principal Investment Strategies, a plain English explanation of Royalty Bonds.

Response 6:

The requested explanation has been included under “Principal Investment Strategies”.

Comment 7:

Explain in correspondence how derivatives will be included in WWHS Fund’s 80% policy.

Securities and Exchange Commission

December 22, 2016

Response 7:

WWHS Fund will value derivatives based on market value for purposes of its 80% investment policy.

Comment 8:

If WWHS Fund is considered to be a growth or value strategy, include the corresponding risk associated with such strategy.

Response 8:

WWHS Fund does not currently have a stated growth or value strategy.   As such, no additional disclosure has been added.

Comment 9:

In the Sector Risk and Industry Concentration Risk change “may” to “will” in the following sentence: “Because the Fund invests a significant portion of its assets in the health sciences sector and may concentrate in the medical research and health care industry, the value of Fund shares may be affected by events that adversely affect that sector or industries and may fluctuate more than that of a more broadly diversified fund.”

Response 9:

The requested change has been made.

Comment 10:

Please consider whether updates are required to Foreign and Emerging Market Investment Risk to address recent conditions associated with “Brexit.”

Response 10:

Registrant believes the disclosure contained under “Principal Risks - Foreign and Emerging Market Investment Risk” addresses the impact of political, economic and market developments abroad on the foreign securities in which WWHS Fund invests. As such, no additional disclosure has been added.

Comment 11:

In the Derivatives Risk, include a plain English definition of “leverage”

Response 11:

The requested disclosure has been added under “Principal Risks - Derivatives Risk”.

Comment 12:

Add WWHS Fund’s sell strategy to the Principal Investment Strategies.

Response 12:

Registrant believes the requested disclosure is included in the penultimate paragraph under “Principal Investment Strategies”.  As such, no additional disclosure has been added.

STATUTORY PROSPECTUS

Comment 13:

If WWHS Fund invests in contingent convertible securities, consider enhancing the disclosure for contingent convertible securities.

Response 13:

WWHS Fund does not presently intend to invest in contingent convertible securities. As such, no additional disclosure has been included at this time.

Comment 14:

Within Royalty Bonds, consider including specific risks relating to how major event in the healthcare industry could impact royalty bonds.

Securities and Exchange Commission

December 22, 2016

Response 14:

Registrant does not believe additional risk disclosure for royalty bonds is necessary at this time.

Comment 15:

Explain in correspondence the implementation of the incentive fee under the new adviser, particularly as it relates to the transition period.

Response 15:

The Portfolio’s new advisory and sub-advisory agreements were approved by Fund shareholders at a shareholder meeting held on June 16, 2016.  The proxy statement for the shareholder meeting disclosed that if the new advisory and sub-advisory agreements are approved, (i) EVM will pay to OrbiMed over the first three years of the term of the OrbiMed sub-advisory agreement a portion of the performance fee paid to EVM under the investment advisory agreement and (ii) the performance adjustment period for determining the performance fee under EVM’s advisory agreement will include the performance of the Portfolio achieved under the advisory agreement with OrbiMed until 36 months after the effective date of the EVM agreement.  Pursuant to the investment advisory and sub-advisory agreements, OrbiMed continues to receive the portion of the performance-based adjustment attributable to its tenure as adviser to the Portfolio and EVM receives the portion of the performance-based adjustment attributable to its tenure as adviser.  Registrant is aware of and considered the SEC guidance from 1972 “Factors to be Considered in Connection with Investment Company Advisory Contracts Containing Incentive Fee Arrangements” (Investment Company Act of 1940, Release No. 7113) and in particular the guidance contained therein relating to “transition periods.”  Registrant does not believe that the transition period guidance (relating to cancellation of a performance fee) applies to the recent change in the responsibilities of EVM and OrbiMed because OrbiMed continues to be involved in the management of Worldwide Health Science Portfolio (the “Portfolio”) as a sub-adviser, with EVM now serving as the Portfolio’s investment adviser.  EVM formerly served as the Portfolio’s manager.

STATEMENT OF ADDITIONAL INFORMATION

Comment 16:

If WWHS Fund writes (sells) credit default swaps, confirm that it will segregate the full notional amount payable under the agreement.

Response 16:

WWHS Fund does not presently intend to write (sell) credit default swaps.  Registrant confirms that it will segregate the full notional amount that would be payable under the agreement if WWHS Fund enters into such a transaction.

Comment 17:

You state that WWHS Fund may engage in total return swaps. When WWHS Fund does engage in total return swaps, an appropriate amount of segregated assets must be set aside. See generally Investment Company Act Release No. 10666 (Apr. 18, 1979). Please note that the Commission issued a proposed rule and, prior to that, a concept release exploring issues relating to the use of derivatives by funds, including whether market practices involving derivatives are consistent with the leverage provisions of the 1940 Act. See Investment Company Act Release No. 31933 (Dec. 11, 2015) and Investment Company Act Release No. 29776 (Aug. 31, 2011). Accordingly, please be aware that the Commission or its staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, which could impact the manner in which the WWHS Fund operates.

Response 17:

 Registrant acknowledges this comment.

The Amendment is filed pursuant to 485(b) and will be effective January 1, 2017.  Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment and it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Securities and Exchange Commission

December 22, 2016

The Registrant incorporates by reference the financial information for each Fund contained in its Annual Report to Shareholders dated August 31, 2016 (Accession No. 0001193125-16-749539).

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8655 or by fax at (617) 672-1655.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President